Schedule of Investments (unaudited)
June 30, 2025
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Boeing Co. (The)(a)	414,854	$ 86,924,359
General Dynamics Corp.	138,601	40,424,368
General Electric Co.	586,736	151,019,979
Lockheed Martin Corp.	114,989	53,256,005
RTX Corp.	735,039	107,330,395
		438,955,106
Air Freight & Logistics — 0.3%
FedEx Corp.	121,658	27,654,080
United Parcel Service, Inc., Class B	403,694	40,748,872
		68,402,952
Automobiles — 2.5%
General Motors Co.	529,012	26,032,681
Tesla, Inc.(a)	1,541,794	489,766,282
		515,798,963
Banks — 4.3%
Bank of America Corp.	3,605,384	170,606,771
Citigroup, Inc.	1,028,002	87,503,530
JPMorgan Chase & Co.	1,529,076	443,294,423
U.S. Bancorp	856,423	38,753,141
Wells Fargo & Co.	1,790,482	143,453,418
		883,611,283
Beverages — 1.2%
Coca-Cola Co. (The)	2,131,258	150,786,503
PepsiCo, Inc.	754,374	99,607,543
		250,394,046
Biotechnology — 1.7%
AbbVie, Inc.	971,876	180,399,623
Amgen, Inc.	295,847	82,603,441
Gilead Sciences, Inc.	684,104	75,846,611
		338,849,675
Broadline Retail — 5.5%
Amazon.com, Inc.(a)	5,198,596	1,140,519,976
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	393,970	35,894,607
BlackRock, Inc.(b)	80,124	84,070,107
Charles Schwab Corp. (The)	939,719	85,739,961
Goldman Sachs Group, Inc. (The)	168,829	119,488,725
Morgan Stanley	678,803	95,616,191
		420,809,591
Chemicals — 0.6%
Linde PLC	258,995	121,515,274
Communications Equipment — 0.7%
Cisco Systems, Inc.	2,188,869	151,863,731
Consumer Finance — 0.8%
American Express Co.	304,614	97,165,774
Capital One Financial Corp.	351,918	74,874,073
		172,039,847
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	244,112	241,656,233
Target Corp.	251,563	24,816,690
Walmart, Inc.	2,377,151	232,437,825
		498,910,748
Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T Inc.	3,959,018	$ 114,573,981
Verizon Communications, Inc.	2,319,645	100,371,039
		214,945,020
Electric Utilities — 0.9%
Duke Energy Corp.	427,751	50,474,618
NextEra Energy, Inc.	1,132,660	78,629,257
Southern Co. (The)	604,701	55,529,693
		184,633,568
Electrical Equipment — 0.2%
Emerson Electric Co.	309,600	41,278,968
Entertainment — 2.1%
Netflix, Inc.(a)	234,150	313,557,290
Walt Disney Co. (The)	989,131	122,662,135
		436,219,425
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B(a)	1,008,926	490,105,983
Mastercard, Inc., Class A	446,292	250,789,326
PayPal Holdings, Inc.(a)	535,100	39,768,632
Visa, Inc., Class A	941,399	334,243,715
		1,114,907,656
Food Products — 0.2%
Mondelez International, Inc., Class A	710,148	47,892,381
Ground Transportation — 0.4%
Union Pacific Corp.	328,738	75,636,039
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	957,260	130,196,933
Intuitive Surgical, Inc.(a)	197,203	107,162,082
Medtronic PLC	703,919	61,360,619
		298,719,634
Health Care Providers & Services — 1.0%
CVS Health Corp.	691,389	47,692,013
UnitedHealth Group, Inc.	499,121	155,710,779
		203,402,792
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	17,902	103,638,974
McDonald’s Corp.	393,374	114,932,082
Starbucks Corp.	623,608	57,141,201
		275,712,257
Household Products — 1.2%
Colgate-Palmolive Co.	445,485	40,494,587
Procter & Gamble Co. (The)	1,289,969	205,517,861
		246,012,448
Industrial Conglomerates — 0.6%
3M Co.	296,113	45,080,243
Honeywell International, Inc.	353,610	82,348,697
		127,428,940
Insurance — 0.3%
American International Group, Inc.	317,110	27,141,445
MetLife, Inc.	310,264	24,951,431
		52,092,876
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A	3,202,188	564,321,591
Alphabet, Inc., Class C, NVS	2,583,081	458,212,739
Meta Platforms, Inc., Class A	1,194,586	881,711,981
		1,904,246,311

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A	344,442	$ 102,950,270
International Business Machines Corp.	511,353	150,736,637
		253,686,907
Life Sciences Tools & Services — 0.8%
Danaher Corp.	350,352	69,208,534
Thermo Fisher Scientific, Inc.	207,705	84,216,069
		153,424,603
Machinery — 0.8%
Caterpillar, Inc.	258,773	100,458,266
Deere & Co.	138,661	70,507,732
		170,965,998
Media — 0.5%
Charter Communications, Inc., Class A(a)(c)	52,969	21,654,257
Comcast Corp., Class A	2,049,137	73,133,699
		94,787,956
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	893,644	127,960,884
ConocoPhillips	694,590	62,332,507
Exxon Mobil Corp.	2,371,408	255,637,782
		445,931,173
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,119,704	51,831,098
Eli Lilly & Co.	432,801	337,381,364
Johnson & Johnson	1,323,824	202,214,116
Merck & Co., Inc.	1,381,589	109,366,585
Pfizer, Inc.	3,128,087	75,824,829
		776,617,992
Retail REITs — 0.1%
Simon Property Group, Inc.	168,312	27,057,837
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.(a)	892,096	126,588,422
Broadcom, Inc.	2,587,008	713,108,755
Intel Corp.	2,399,959	53,759,082
NVIDIA Corp.	13,418,161	2,119,935,256
QUALCOMM, Inc.	603,681	96,142,236
Texas Instruments, Inc.	499,633	103,733,804
		3,213,267,555
Software — 13.9%
Adobe, Inc.(a)	234,500	90,723,360
Intuit, Inc.	153,817	121,150,884
Microsoft Corp.	4,089,398	2,034,107,459
Oracle Corp.	894,873	195,646,084
Palantir Technologies, Inc., Class A(a)	1,170,289	159,533,796
Security	Shares	Value
Software (continued)
Salesforce, Inc.	527,901	$ 143,953,324
ServiceNow, Inc.(a)	113,889	117,087,003
		2,862,201,910
Specialized REITs — 0.3%
American Tower Corp.	257,566	56,927,237
Specialty Retail — 1.3%
Home Depot, Inc. (The)	546,860	200,500,750
Lowe’s Cos., Inc.	307,958	68,326,642
		268,827,392
Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	8,217,793	1,686,044,590
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	648,446	46,065,604
Tobacco — 1.0%
Altria Group, Inc.	926,799	54,338,225
Philip Morris International, Inc.	856,397	155,975,586
		210,313,811
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	263,261	62,724,566
Total Long-Term Investments — 99.9% (Cost: $15,102,865,816)		20,553,644,638
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(b)(d)(e)	21,170,378	21,178,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(d)	25,421,520	25,421,520
Total Short-Term Securities — 0.2% (Cost: $46,600,366)		46,600,366
Total Investments — 100.1% (Cost: $15,149,466,182)		20,600,245,004
Liabilities in Excess of Other Assets — (0.1)%		(14,270,778)
Net Assets — 100.0%		$ 20,585,974,226

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 18,533,961	$ 2,644,405 (a)	$ —	$ 480	$ —	$ 21,178,846	21,170,378	$ 9,636 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,443,382	978,138 (a)	—	—	—	25,421,520	25,421,520	291,465	—
BlackRock, Inc.	68,546,921	8,386,607	(828,542)	379,981	7,585,140	84,070,107	80,124	411,137	—
				$ 380,461	$ 7,585,140	$ 130,670,473		$ 712,238	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	89	09/19/25	$ 27,829	$ 752,769
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 20,553,644,638	$ —	$ —	$ 20,553,644,638
Short-Term Securities
Money Market Funds	46,600,366	—	—	46,600,366
	$ 20,600,245,004	$ —	$ —	$ 20,600,245,004
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 752,769	$ —	$ —	$ 752,769

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust